Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥)	Dec. 31, 2025		Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 35,863,533		¥ 35,863,533
Accumulated Amortization	(7,792,779)		(6,248,080)
Impairment Amount	(26,460,041)		(18,720,464)
Net Carrying Amount	1,610,713		10,894,989
Customer Relationships [Member] | YJW [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	2,300,000	[1]	2,300,000
Accumulated Amortization	(1,177,382)	[1]	(848,810)
Impairment Amount		[1]
Net Carrying Amount	¥ 1,122,618	[1]	¥ 1,451,190
Estimated Useful Life Year	7 years	[1]	7 years
Customer Relationships [Member] | KeKe [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1,000,000	[2]	¥ 1,000,000
Accumulated Amortization	(511,905)	[2]	(369,047)
Impairment Amount		[2]
Net Carrying Amount	¥ 488,095	[2]	¥ 630,953
Estimated Useful Life Year	7 years	[2]	7 years
Customer Relationships [Member] | Lishang [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1,500,000	[3]	¥ 1,500,000
Accumulated Amortization	(800,000)	[3]	(800,000)
Impairment Amount	(700,000)	[3]	(700,000)
Net Carrying Amount		[3]
Estimated Useful Life Year	5 years	[3]	5 years
Customer Relationships [Member] | Lin’s [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 339,470	[4]	¥ 339,470
Accumulated Amortization	(198,026)	[4]	(198,026)
Impairment Amount	(141,444)	[4]	(141,444)
Net Carrying Amount		[4]
Estimated Useful Life Year	5 years	[4]	5 years
Customer Relationships [Member] | Yuli [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2,400,000	[5]	¥ 2,400,000
Accumulated Amortization	(900,000)	[5]	(900,000)
Impairment Amount	(1,500,000)	[5]	(1,500,000)
Net Carrying Amount		[5]
Estimated Useful Life Year	4 years	[5]	4 years
Customer Relationships [Member] | Yai’s Thai [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 23,613,894	[6]	¥ 23,613,894
Accumulated Amortization	(3,138,802)	[6]	(2,186,472)
Impairment Amount	(20,475,092)	[6]	(12,856,453)
Net Carrying Amount		[6]	¥ 8,570,969
Estimated Useful Life Year	9 years 10 months 24 days	[6]	9 years 10 months 24 days
Brand Name [Member] | Lin’s [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 213,096	[7]	¥ 213,096
Accumulated Amortization	(124,310)	[7]	(124,310)
Impairment Amount	(88,786)	[7]	(88,786)
Net Carrying Amount		[7]
Estimated Useful Life Year	5 years	[7]	5 years
Brand Name [Member] | Cook SF [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 3,612,900	[8]	¥ 3,612,900
Accumulated Amortization	(541,935)	[8]	(541,935)
Impairment Amount	(3,070,965)	[8]	(3,070,965)
Net Carrying Amount		[8]
Estimated Useful Life Year	10 years	[8]	10 years
Brand Name [Member] | Yai’s Thai [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 884,173	[9]	¥ 884,173
Accumulated Amortization	(400,419)	[9]	(279,480)
Impairment Amount	(483,754)	[9]	(362,816)
Net Carrying Amount		[9]	¥ 241,877
Estimated Useful Life Year	2 years 10 months 24 days	[9]	2 years 10 months 24 days

[1]	Customer relationship — YJW was generated from the acquisition of YJW in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from YJW (note 17).
[2]	Customer relationship — Keke was generated from the acquisition of Keke in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from Keke (note 17).
[3]	Customer relationship — Lishang was generated from the acquisition of Lishang in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lishang acquired (note 17).
[4]	Customer relationship — Lin’s was generated from the acquisition of Lin’s in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lin’s acquired (note 17).
[5]	Customer relationship — Yuli was generated from the acquisition of Yuli in 2023, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yuli acquired (note 17).
[6]	Customer relationship — Yai’s Thai was generated from the acquisition of Yai’s Thai in 2024, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yai’s Thai acquired (note 17).
[7]	Brand name — Lin’s was generated from the acquisition of Lin’s in 2022, representing the right granted to the Company to use the brand name through Lin’s acquired (note 17).
[8]	Brand name — Cook SF was generated from the acquisition of Cook SF in 2023, representing the right granted to the Company to use the brand name through Cook SF acquired (note 17).
[9]	Brand name — Yai’s Thai was generated from the acquisition of Yai’s Thai in 2024, representing the right granted to the Company to use the brand name through Yai’s Thai acquired (note 17).